Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 2,909	$ 2,863	$ 3,300
Cost of revenues	(96)	(98)	(90)
Gross profit	2,813	2,765	3,210
Research and development expenses	(1,824)	(2,063)	(2,032)
Sales and marketing expenses	(361)	(905)	(959)
General and administrative expenses	(1,506)	(828)	(773)
Other income			129
Operating loss	(878)	(1,031)	(425)
Financing income (expenses), net	222	(165)	(475)
Loss before taxes on income	(656)	(1,196)	(900)
Taxes on income	(39)	(52)	(52)
Net loss and comprehensive loss for the year	$ (695)	$ (1,248)	$ (952)
Basic net loss per share (in Dollars per share)	$ (0.06)	$ (0.48)	$ (0.37)
Weighted average number of Ordinary Shares used in computing basic net loss per share (in Shares)	11,194,097	2,578,760	2,578,760
Diluted net loss per share (in Dollars per share)	$ (0.09)	$ (0.48)	$ (0.37)
Weighted average number of Ordinary Shares used in computing diluted net loss per share (in Shares)	11,449,811	2,578,760	2,578,760